Share-Based Compensation - Summary Of Stock Option Activity (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 01, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding Beginning Balance		1,750,967	657,000
Shares, Granted		0	135,000
shares, allocation of stock options in spin-off			(77,000)
Shares, Cancelled/Forfeited		0	(31,700)
Shares, Exercised		0
Shares, allocation of stock options in business combination			1,067,667
Shares, Outstanding Ending Balance	693,000	1,750,967	1,750,967	657,000
Shares,Exercisable		1,504,821	1,504,821
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, Outstanding Beginning Balance		$ 5.36	$ 5.04
Weighted Average Exercise Price, Granted		0	8.05
Weighted Average Exercise Price,Allocation of stock options in spin-off			5.4
Weighted Average Exercise Price, Cancelled / Forfeited		0	8.05
Weighted Average Exercise Price, Exercised		0
Weighted Average Exercise Price,Allocation of stock options in business combination			5.36
Weighted Average Exercise Price, Outstanding Ending Balance		5.36	5.36	$ 5.04
Weighted Average Exercise Price, Exercisable		$ 4.93	$ 4.93
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life, Outstanding		2 years 9 months 18 days	2 years 10 months 24 days	4 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable		2 years 3 months 18 days	2 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding Beginning Balance		$ 486,097
Aggregate Intrinsic Value, Outstanding Ending Balance		47,326	$ 486,097
Aggregate Intrinsic Value, Exercisable		$ 47,326	$ 486,097